Note 5 - Accounts Payable And Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	March 31, 2013	December 31, 2012
Accounts payable	$660,363	$432,436
Accrued payroll liabilities and related penalties	505,146	411,670
Accrued salary	103,936	143,167
Accrued interest	143,070	134,559
Other accruals	8,079	539
Total accounts payable and accrued liabilities	$1,420,594	$1,122,371

	December 31, 2012	December 31, 2011
Accounts payable	$432,436	$99,342
Accrued payroll liabilities and related penalties	411,670	125,239
Accrued salary	143,167	120,000
Accrued interest	134,559	64,670
Other accruals	539	59,217
Total accounts payable and accrued liabilities	$1,122,371	$468,468